Debt - Narrative (Details)		12 Months Ended
	Oct. 27, 2021 USD ($)	Dec. 31, 2021 USD ($) installment letter_of_credit	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Repayments of long-term debt		$ 42,500,000	$ 29,100,000
Number of letters of credit authorized | letter_of_credit		2
Letters of credit outstanding, amount		$ 10,800,000
Note payable
Debt Instrument [Line Items]
Number of payment installments | installment		2
Repayments of long-term debt		$ 1,000,000.0
Fixed rate		3.25%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 230,000,000.0
Accordion feature, increase limit	$ 50,000,000.0
Effective borrowing rate		1.61%	2.48%
Revolving Credit Facility | Line of Credit | Overnight Bank Funding Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Letter of Credit
Debt Instrument [Line Items]
Annual extension term		1 year
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 25,000,000.0
Swing Line Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3,000,000.0